Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.25%
Aerospace & Defense–2.24%
General Dynamics Corp.	572,601	$112,246,974
Raytheon Technologies Corp.	2,811,119	244,426,797
		356,673,771
Agricultural & Farm Machinery–1.01%
Deere & Co.	442,542	160,018,762
Air Freight & Logistics–1.00%
United Parcel Service, Inc., Class B	828,638	158,568,168
Apparel Retail–1.58%
TJX Cos., Inc. (The)	3,638,076	250,336,010
Apparel, Accessories & Luxury Goods–0.59%
Columbia Sportswear Co.	944,414	94,082,523
Asset Management & Custody Banks–0.78%
State Street Corp.	1,430,568	124,659,696
Brewers–2.99%
Anheuser-Busch InBev S.A./N.V. (Belgium)	3,094,201	194,994,775
Heineken N.V. (Netherlands)	2,405,461	280,145,293
		475,140,068
Cable & Satellite–2.54%
Comcast Corp., Class A	6,862,837	403,740,701
Communications Equipment–2.16%
Cisco Systems, Inc.	6,190,785	342,783,765
Consumer Finance–1.72%
American Express Co.	1,605,393	273,767,668
Data Processing & Outsourced Services–2.67%
Automatic Data Processing, Inc.	964,888	202,269,471
Fidelity National Information Services, Inc.	1,488,575	221,872,104
		424,141,575
Diversified Banks–2.34%
Bank of America Corp.	9,677,321	371,222,034
Diversified Chemicals–0.96%
BASF SE (Germany)	1,951,043	153,304,051
Electric Utilities–6.08%
American Electric Power Co., Inc.	1,845,870	162,658,064
Duke Energy Corp.	1,993,424	209,528,797
Entergy Corp.	3,613,422	371,893,392
Exelon Corp.	4,747,276	222,172,517
		966,252,770
Electrical Components & Equipment–2.36%
ABB Ltd. (Switzerland)	6,583,479	240,685,473
Emerson Electric Co.	1,336,718	134,861,479
		375,546,952
Shares		Value
Electronic Manufacturing Services–0.27%
TE Connectivity Ltd.	287,609	$42,413,699
Fertilizers & Agricultural Chemicals–0.60%
Nutrien Ltd. (Canada)	1,590,348	94,559,165
General Merchandise Stores–2.48%
Target Corp.	1,512,807	394,918,267
Gold–0.52%
Newmont Corp.	1,316,711	82,715,785
Health Care Equipment–1.93%
Medtronic PLC	2,341,400	307,449,234
Health Care Services–1.25%
CVS Health Corp.	2,413,624	198,786,073
Household Products–2.03%
Procter & Gamble Co. (The)	2,267,862	322,558,012
Industrial Conglomerates–1.50%
3M Co.	1,208,081	239,127,553
Industrial Machinery–3.11%
Flowserve Corp.	5,448,912	229,344,706
Pentair PLC	2,726,077	200,830,093
Stanley Black & Decker, Inc.	329,725	64,972,311
		495,147,110
Integrated Oil & Gas–1.77%
TotalEnergies SE (France)	6,458,329	281,618,326
Integrated Telecommunication Services–3.07%
AT&T, Inc.	9,983,473	280,036,418
Deutsche Telekom AG (Germany)	10,000,459	207,775,283
		487,811,701
Investment Banking & Brokerage–1.53%
Charles Schwab Corp. (The)	3,570,409	242,609,292
IT Consulting & Other Services–1.54%
International Business Machines Corp.	1,742,088	245,564,724
Motorcycle Manufacturers–0.90%
Harley-Davidson, Inc.	3,606,246	142,879,466
Movies & Entertainment–1.07%
Walt Disney Co. (The)(b)	964,748	169,814,943
Multi-line Insurance–2.49%
Hartford Financial Services Group, Inc. (The)	6,220,031	395,718,372
Multi-Utilities–3.05%
Dominion Energy, Inc.	3,941,156	295,074,350
Sempra Energy(c)	1,451,413	189,627,108
		484,701,458
Oil & Gas Exploration & Production–2.68%
ConocoPhillips	5,898,202	330,653,204

See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Pioneer Natural Resources Co.	661,367	$96,142,921
		426,796,125
Packaged Foods & Meats–7.80%
Campbell Soup Co.	6,385,817	279,187,919
General Mills, Inc.	4,425,330	260,474,924
Kraft Heinz Co. (The)(c)	5,532,724	212,843,892
Mondelez International, Inc., Class A	3,305,445	209,102,451
Nestle S.A. (Switzerland)	2,199,771	278,740,790
		1,240,349,976
Paper Packaging–2.04%
Avery Dennison Corp.	430,471	90,691,630
International Paper Co.	2,174,838	125,618,643
Sonoco Products Co.	1,695,116	108,131,450
		324,441,723
Personal Products–1.27%
L’Oreal S.A. (France)	441,137	202,069,742
Pharmaceuticals–8.41%
Bristol-Myers Squibb Co.	2,855,459	193,800,002
Eli Lilly and Co.	1,109,994	270,283,539
Johnson & Johnson	2,936,799	505,716,788
Merck & Co., Inc.	4,778,412	367,316,531
		1,337,116,860
Property & Casualty Insurance–1.99%
Travelers Cos., Inc. (The)	2,120,063	315,719,782
Regional Banks–7.34%
Comerica, Inc.	3,319,637	227,926,276
Cullen/Frost Bankers, Inc.(c)	1,352,056	145,102,650
Fifth Third Bancorp(c)	4,000,272	145,169,871
M&T Bank Corp.	1,939,147	259,554,826
PNC Financial Services Group, Inc. (The)	967,585	176,497,180
Zions Bancorporation N.A.	4,064,942	211,986,725
		1,166,237,528
Restaurants–0.35%
Darden Restaurants, Inc.	382,596	55,813,104
Semiconductors–1.24%
Broadcom, Inc.	359,636	174,567,314
Shares		Value
Semiconductors–(continued)
Microchip Technology, Inc.	161,233	$23,075,667
		197,642,981
Soft Drinks–1.93%
Coca-Cola Co. (The)	5,375,454	306,562,142
Specialized REITs–0.95%
Weyerhaeuser Co.	4,483,091	151,214,659
Specialty Chemicals–1.12%
DuPont de Nemours, Inc.	2,362,434	177,300,672
Total Common Stocks & Other Equity Interests (Cost $10,308,206,637)		15,459,896,988
Money Market Funds–2.57%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	154,665,174	154,665,174
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	86,710,556	86,745,240
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	167,391,255	167,391,255
Total Money Market Funds (Cost $408,791,261)		408,801,669
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $10,716,997,898)		15,868,698,657
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.83%
Invesco Private Government Fund, 0.02%(d)(e)(f)	39,613,311	39,613,311
Invesco Private Prime Fund, 0.12%(d)(e)(f)	93,190,033	93,227,310
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $132,840,621)		132,840,621
TOTAL INVESTMENTS IN SECURITIES–100.65% (Cost $10,849,838,519)		16,001,539,278
OTHER ASSETS LESS LIABILITIES—(0.65)%		(103,902,564)
NET ASSETS–100.00%		$15,897,636,714
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$135,656,121	$701,745,637	$(682,736,584)	$-	$-	$154,665,174	$26,778
Invesco Liquid Assets Portfolio, Institutional Class	92,565,398	481,848,933	(487,668,989)	(23,643)	23,541	86,745,240	24,850
Invesco Treasury Portfolio, Institutional Class	145,666,623	801,995,014	(780,270,382)	-	-	167,391,255	11,554
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,232	599,000,784	(559,393,705)	-	-	39,613,311	5,286*
Invesco Private Prime Fund	9,410	1,027,372,866	(934,176,268)	-	21,302	93,227,310	62,935*
Investments in Other Affiliates:
Flowserve Corp.**	201,897,667	1,494,017	(59,412,239)	94,261,670	(8,896,409)	229,344,706	3,947,240
Total	$575,801,451	$3,613,457,251	$(3,503,658,167)	$94,238,027	$(8,851,566)	$770,986,996	$4,078,643

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of July 31, 2021, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$13,620,563,255	$1,839,333,733	$—	$15,459,896,988
Money Market Funds	408,801,669	132,840,621	—	541,642,290
Total Investments	$14,029,364,924	$1,972,174,354	$—	$16,001,539,278
Invesco Diversified Dividend Fund